Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2018
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Union Street Partners Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Union Street Partners Value Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Union Street Partners Value Fund (the “Fund”) seeks to achieve capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 9.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.03%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in the equity securities of large cap U.S. companies. The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase. The Fund will normally hold a core position of between 25 and 30 securities. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Equity securities consist of common stock, depositary receipts (including American Depositary Receipts (“ADRs”) European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and unsponsored depositary receipts), real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. MLPs are generally energy-related businesses and the Fund may invest in energy, real estate, and/or finance-related MLPs if the Adviser believes the business will deliver desirable returns.

The Fund may invest up to 20% of its net assets in high quality money market instruments and repurchase agreements. The Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds (“ETFs”).

The Sub-Adviser utilizes a value approach to investing in that it selects investments for the Fund based on its belief that stock prices fluctuate around the true value of a company. The Sub-Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend.

The Sub-Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Sub-Adviser only invests in those businesses it understands and where it has confidence in the company's management and financial strength. Emphasis is placed on those companies which the Sub-Adviser believes are most likely to prosper under various economic conditions.

The Sub-Adviser sells or reduces the Fund’s position in a security (1) when it approaches the Sub-Adviser’s estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its asset in a limited number of industry sectors, but will not concentrate in any particular industry.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors (meaning it has lost investors’ attention), and there is no way to predict when, if ever, the securities may return to favor.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non- diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risks of Investing in Investment Companies and ETFs. To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. In addition, investments in other investment companies, including ETFs are subject to product specific risk and market risk. If the specific investments in which the investment company of ETF focuses its investments does not perform as expected, the value of the investment may decline. Similarly, to the extent the investment company or ETF is intended to replicate the performance of a particular index or benchmark and that index or benchmark does not perform as expected for any reason, the value of the investment in the investment company or ETF may decline.

When the Fund invests in other investment companies or ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying investment companies or ETFs or the index on which the other investment company or ETF is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index.

Master Limited Partnerships (“MLPs”) Risk. Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration date of the repurchase agreement term.

Risks of Investing in Convertible Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

Risk of Investing in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

Risk of Investing in Depositary Receipts. ADRs are dollar-denominated depositary receipts that typically are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. ADRs may be sponsored or unsponsored. EDRs are issued in Europe and GDRs are issued throughout the world.

Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities including the risk that there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Class A shares of the Fund as of December 31, 2017. The performance of the Fund’s Class C shares and Advisor Class shares would have been different because the expenses of the Classes differ.

Bar Chart Head	rr_BarChartHeading	Union Street Partners Value Fund (Class A) Total Returns
Annual Return 2011	rr_AnnualReturn2011	(6.30%)
Annual Return 2012	rr_AnnualReturn2012	16.95%
Annual Return 2013	rr_AnnualReturn2013	33.05%
Annual Return 2014	rr_AnnualReturn2014	5.29%
Annual Return 2015	rr_AnnualReturn2015	(1.46%)
Annual Return 2016	rr_AnnualReturn2016	20.26%
Annual Return 2017	rr_AnnualReturn2017	9.01%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Class A Shares’ highest return for a calendar quarter was 14.96% (quarter ending 3/31/2012) and the Class A Shares’ lowest return for a calendar quarter was (14.86%) (quarter ending 9/30/2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2017
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Class A shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class A Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class C and Advisor Class Shares will differ from those of the Class A Shares as the expenses of the Classes differ.

Union Street Partners Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,591
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2010
Union Street Partners Value Fund | Class A Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
5 Years	rr_AverageAnnualReturnYear05	12.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Union Street Partners Value Fund | Class A Shares | Return Before Taxes - with maximum load of 5.75%
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Union Street Partners Value Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Union Street Partners Value Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	10.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%
Union Street Partners Value Fund | Class A Shares | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.67%
5 Years	rr_AverageAnnualReturnYear05	14.04%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%
Union Street Partners Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 438	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,925
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2011
Union Street Partners Value Fund | Class C Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.22%
5 Years	rr_AverageAnnualReturnYear05	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Union Street Partners Value Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	968
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,141
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Union Street Partners Value Fund | Advisor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	15.87%
[1]	With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% contingent deferred sales charge on Class A Shares if you redeem your shares less than 1 year after you purchase them.
[2]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund's administrator.
[3]	Union Street Partners, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[4]	If you did not redeem your shares, your cost would be $238 for the one year period.